Schedule IV - Schedule of Reinsurance Level 4 (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Life Insurance in Force, Net [Abstract]
Direct Premiums, Life Insurance in Force	$ 266,190	$ 259,930	$ 249,728	$ 271,213
Ceded Premiums Earned	197,736	191,858	181,779	202,003
Assumed Premiums, Life Insurance in Force	515	487	378	526
Premiums, Net, Life Insurance in Force	$ 68,969	$ 68,559	$ 68,327	$ 69,736
Life Insurance in Force Premiums, Percentage Assumed to Net	1.00%	1.00%	1.00%	1.00%
Insurance Services Revenue [Abstract]
Direct Premiums Earned	$ 1,059	$ 1,439	$ 2,375	$ 2,434
Ceded Premiums Earned	684	972	1,627	1,539
Assumed Premiums Earned	48	66	115	116
Premiums Earned, Net, Life	$ 423	$ 533	$ 863	$ 1,011
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	11.00%	12.00%	13.00%	11.00%
Life and Annuity Insurance Product Line [Member]
Insurance Services Revenue [Abstract]
Direct Premiums Earned	$ 1,033	$ 1,404	$ 2,350	$ 2,361
Ceded Premiums Earned	658	937	1,602	1,466
Assumed Premiums Earned	48	66	115	116
Premiums Earned, Net, Life	$ 423	$ 533	$ 863	$ 1,011
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	11.00%	12.00%	13.00%	11.00%
Accident and Health Insurance Product Line [Member]
Insurance Services Revenue [Abstract]
Direct Premiums Earned	$ 26	$ 35	$ 25	$ 73
Ceded Premiums Earned	26	35	25	73
Assumed Premiums Earned	0	0	0	0
Premiums Earned, Net, Life	$ 0	$ 0	$ 0	$ 0
SEC Schedule, 12-17, Insurance Companies, Reinsurance, Premium, Percentage Assumed to Net	0.00%	0.00%	0.00%	0.00%